SCHEDULE OF OPTION ACTIVITY (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares ₪ / shares	Dec. 31, 2024 shares ₪ / shares	Dec. 31, 2023 shares ₪ / shares
Notes and other explanatory information [abstract]
Number of options Outstanding, Ending Balance	383,676	383,676	620,961	660,650
Weighted average exercise price, Ending Balance | (per share)	$ 19.41	₪ 61.91	₪ 34.77	₪ 46.45
Weighted average remaining contractual life in years	4 years 7 months 6 days	4 years 7 months 6 days	3 years 1 month 6 days	4 years 7 months 6 days